Consolidated Balance Sheet (Parenthetical) (CAD)	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheet [Abstract]
Common stock, shares authorized without par value	Unlimited	Unlimited
Common stock, par value
Common stock, shares issued	170,000,000	169,200,000
Common stock, shares outstanding	170,000,000	169,200,000
First preferred stock, shares authorized	Unlimited	Unlimited
Second preferred stock, shares authorized	Unlimited	Unlimited
Preferred stock, shares outstanding